Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,076,000
Previously Paid Amount	0.00
Total Fee Amount	470.94
Total Offset Amount	0.00
Net Fee	470.94
Narrative - Max Aggregate Offering Price	$ 3,076,000
Final Prospectus	true